CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 65,275	$ 173,316	$ 243,887
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(41,786)	(75,687)	(32,440)
Gain on commodity hedge	2,083	2,078
Gain on interest rate swap	10,375
Comprehensive income	35,947	99,707	211,447
Less: comprehensive income attributable to non-controlling interests	2,656	7,759	5,798
Comprehensive income attributable to Canadian Solar Inc.	$ 33,291	$ 91,948	$ 205,649